UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02871

lord abbett developing growth fund, inc.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 7/31

Date of reporting period: 1/31/2018

Item 1: Report(s) to Shareholders.

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett
Developing Growth Fund

For the six-month period ended January 31, 2018

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

5	Schedule of Investments

8	Statement of Assets and Liabilities

10	Statement of Operations

11	Statements of Changes in Net Assets

12	Financial Highlights

16	Notes to Financial Statements

25	Supplemental Information to Shareholders

Lord Abbett Developing Growth Fund
Semiannual Report

For the six-month period ended January 31, 2018

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Daria L. Foster, Director, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Developing Growth Fund for the six-month period ended January 31, 2018. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Director, President and Chief Executive Officer

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2017 through January 31, 2018).

Actual Expenses

For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period 8/1/17 – 1/31/18” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	8/1/17	1/31/18	8/1/17 - 1/31/18
Class A
Actual	$1,000.00	$1,175.20	$5.26
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.37	$4.89
Class B
Actual	$1,000.00	$1,170.50	$9.46
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.48	$8.79
Class C
Actual	$1,000.00	$1,170.40	$9.35
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.59	$8.69
Class F
Actual	$1,000.00	$1,176.40	$4.50
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.07	$4.18
Class F3
Actual	$1,000.00	$1,177.40	$3.24
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.20	$3.01
Class I
Actual	$1,000.00	$1,176.60	$3.95
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.58	$3.67
Class P
Actual	$1,000.00	$1,175.10	$5.32
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.32	$4.94
Class R2
Actual	$1,000.00	$1,173.00	$7.23
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.55	$6.72
Class R3
Actual	$1,000.00	$1,173.30	$6.68
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.06	$6.21
Class R4
Actual	$1,000.00	$1,175.20	$5.26
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.37	$4.89
Class R5
Actual	$1,000.00	$1,176.60	$3.90
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.63	$3.62
Class R6
Actual	$1,000.00	$1,177.40	$3.29
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.18	$3.06

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.96% for Class A, 1.73% for Class B, 1.71% for Class C, 0.82% for Class F, 0.59% for Class F3, 0.72% for Class I, 0.97% for Class P, 1.32% for Class R2, 1.22% for Class R3, 0.96% for Class R4, 0.71% for Class R5 and 0.60% for Class R6) multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

January 31, 2018

Sector*	%**
Consumer Discretionary	17.08%
Energy	1.54%
Financials	9.40%
Health Care	22.61%
Industrials	18.41%
Information Technology	27.66%
Materials	2.14%
Real Estate	0.34%
Repurchase Agreement	0.82%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)

January 31, 2018

		Fair
		Value
Investments	Shares	(000)
Common Stocks 99.77%

Aerospace & Defense 3.63%
Aerojet Rocketdyne Holdings, Inc.*	405,436	$11,149
Aerovironment, Inc.*	330,697	16,985
BWX Technologies, Inc.	301,399	19,121
Curtiss-Wright Corp.	161,325	21,079
Total		68,334

Air Freight & Logistics 2.88%
Atlas Air Worldwide Holdings, Inc.*	393,696	22,165
XPO Logistics, Inc.*	339,101	32,025
Total		54,190

Banks 6.98%
Cadence BanCorp*	539,758	15,102
CenterState Bank Corp.	831,583	21,613
Sterling Bancorp	548,858	13,584
Texas Capital Bancshares, Inc.*	204,842	19,419
Webster Financial Corp.	277,346	15,703
Western Alliance Bancorp*	499,295	29,289
Wintrust Financial Corp.	194,433	16,702
Total		131,412

Biotechnology 16.44%
Agios Pharmaceuticals, Inc.*	310,526	24,457
Amicus Therapeutics, Inc.*	1,085,834	17,612
Avexis, Inc.*	190,812	23,609
Bluebird Bio, Inc.*	132,543	27,158
Blueprint Medicines Corp.*	439,160	34,540
Exact Sciences Corp.*	218,780	10,876
FibroGen, Inc.*	328,479	19,232
Foundation Medicine, Inc.*	325,715	22,605
Insmed, Inc.*	481,785	12,257
Loxo Oncology, Inc.*	247,887	25,153
Repligen Corp.*	273,700	9,681
Sage Therapeutics, Inc.*	248,018	47,074
Sarepta Therapeutics, Inc.*	382,258	25,053
Spark Therapeutics, Inc.*	186,482	10,452
Total		309,759
		Fair
		Value
Investments	Shares	(000)
Building Products 2.33%
Builders FirstSource, Inc.*	1,149,296	$24,618
Trex Co., Inc.*	172,167	19,212
Total		43,830

Capital Markets 2.48%
Evercore, Inc. Class A	233,515	23,480
Hamilton Lane, Inc. Class A	50,186	1,871
Moelis & Co. Class A	412,544	21,328
Total		46,679

Chemicals 0.96%
PolyOne Corp.	416,477	18,100

Communications Equipment 0.26%
Lumentum Holdings, Inc.*	107,675	4,985

Construction & Engineering 2.87%
MasTec, Inc.*	667,488	35,644
Quanta Services, Inc.*	479,794	18,467
Total		54,111

Construction Materials 1.19%
Eagle Materials, Inc.	200,449	22,460

Diversified Consumer Services 3.07%
Chegg, Inc.*	1,708,899	29,598
Grand Canyon Education, Inc.*	304,353	28,302
Total		57,900

Electronic Equipment, Instruments & Components 0.91%
Universal Display Corp.	107,738	17,173

Health Care Equipment & Supplies 5.26%
Insulet Corp.*	588,478	45,036
Nevro Corp.*	262,072	21,034
Penumbra, Inc.*	331,003	32,968
Total		99,038

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

January 31, 2018

		Fair
		Value
Investments	Shares	(000)
Health Care Providers & Services 1.04%
HealthEquity, Inc.*	191,701	$9,704
Tivity Health, Inc.*	256,984	9,958
Total		19,662

Hotels, Restaurants & Leisure 3.73%
Marriott Vacations Worldwide Corp.	146,746	22,354
Planet Fitness, Inc. Class A*	1,419,212	47,912
Total		70,266

Household Durables 2.60%
Roku, Inc.*	409,608	16,638
SodaStream International Ltd. (Israel)*(a)	411,277	32,339
Total		48,977

Information Technology Services 1.34%
EPAM Systems, Inc.*	215,006	25,259

Internet & Direct Marketing Retail 0.82%
Overstock.com, Inc.*	224,738	15,440

Internet Software & Services 11.06%
2U, Inc.*	615,026	45,678
Alarm.com Holdings, Inc.*	127,164	4,881
Cargurus, Inc.*	444,678	14,897
Coupa Software, Inc.*	253,646	9,697
Etsy, Inc.*	717,206	13,455
Five9, Inc.*	905,233	23,545
GrubHub, Inc.*	496,984	35,907
Mimecast Ltd.*	494,061	15,192
MuleSoft, Inc. Class A*	303,432	7,458
Okta, Inc.*	278,483	8,201
Stamps.com, Inc.*	96,399	19,651
Trade Desk, Inc. (The) Class A*	200,589	9,725
Total		208,287

Machinery 3.84%
Allison Transmission Holdings, Inc.	432,924	19,153
Chart Industries, Inc.*	399,981	19,827
Proto Labs, Inc.*	178,996	19,573
		Fair
		Value
Investments	Shares	(000)
RBC Bearings, Inc.*	109,810	$13,836
Total		72,389

Media 1.77%
Live Nation Entertainment, Inc.*	741,692	33,421

Oil, Gas & Consumable Fuels 1.55%
GasLog Ltd. (Monaco)(a)	1,448,888	29,268

Real Estate Management & Development 0.34%
Redfin Corp.*	312,910	6,352

Semiconductors & Semiconductor Equipment 3.69%
Cavium, Inc.*	157,851	14,014
CEVA, Inc.*	335,074	14,743
Cirrus Logic, Inc.*	189,412	9,389
Monolithic Power Systems, Inc.	263,554	31,395
Total		69,541

Software 10.56%
Appian Corp.*	287,945	8,926
Aspen Technology, Inc.*	185,455	14,364
Blackline, Inc.*	143,675	4,774
Everbridge, Inc.*	619,872	20,010
HubSpot, Inc.*	400,077	38,828
Materialise NV ADR*	261,457	3,357
Paycom Software, Inc.*	342,289	31,367
Paylocity Holding Corp.*	259,932	13,592
Proofpoint, Inc.*	256,325	26,150
RingCentral, Inc. Class A*	528,538	28,700
Verint Systems, Inc.*	213,085	8,896
Total		198,964

Specialty Retail 3.51%
At Home Group, Inc.*	610,323	19,335
Camping World Holdings, Inc. Class A	412,127	18,443
Floor & Decor Holdings, Inc. Class A*	547,679	25,686

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

January 31, 2018

		Fair
		Value
Investments	Shares	(000)
Specialty Retail (continued)
National Vision Holdings, Inc.*	68,293	$2,672
Total		66,136

Textiles, Apparel & Luxury Goods 1.68%
Canada Goose Holdings, Inc. (Canada)*(a)	877,809	31,548

Trading Companies & Distributors 2.98%
Air Lease Corp.	607,152	29,520
Beacon Roofing Supply, Inc.*	438,520	26,530
Total		56,050
Total Common Stocks (cost $1,315,164,031)		1,879,531
	Principal	Fair
	Amount	Value
Investments	(000)	(000)
SHORT-TERM INVESTMENT 0.82%

Repurchase Agreement
Repurchase Agreement dated 1/31/2018, 0.54% due 2/1/2018 with Fixed Income Clearing Corp. collateralized by $15,095,000 of U.S. Treasury Inflation Indexed Note at 0.125% due 4/15/2019; value: $15,889,329; proceeds: $15,577,483 (cost $15,577,249)	$15,577	$15,577
Total Investments in Securities 100.59% (cost $1,330,741,280)		1,895,108
Liabilities in Excess of Other Assets (0.59)%		(11,189)
Net Assets 100.00%		$1,883,919

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of January 31, 2018 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)(3)	(000)	(000)	(000)	(000)
Common Stocks	$1,879,531	$–	$–	$1,879,531
Repurchase Agreement	–	15,577	–	15,577
Total	$1,879,531	$15,577	$–	$1,895,108

(1)	Refer to Note 2(g) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the six months ended January 31, 2018.

See Notes to Financial Statements.	7

Statement of Assets and Liabilities (unaudited)

January 31, 2018

ASSETS:
Investments in securities, at fair value (cost $1,330,741,280)	$1,895,107,723
Receivables:
Investment securities sold	4,569,202
Capital shares sold	2,260,098
Interest	234
Prepaid expenses and other assets	75,149
Total assets	1,902,012,406
LIABILITIES
Payables:
Investment securities purchased	8,139,569
Capital shares reacquired	7,095,495
Management fee	831,802
12b-1 distribution plan	631,432
Directors’ fees	593,292
Fund administration	64,846
Accrued expenses	737,207
Total liabilities	18,093,643
NET ASSETS	$1,883,918,763
COMPOSITION OF NET ASSETS:
Paid-in capital	$1,345,122,386
Accumulated net investment loss	(10,925,684)
Accumulated net realized loss on investments	(14,644,382)
Net unrealized appreciation on investments	564,366,443
Net Assets	$1,883,918,763

8	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)(concluded)

January 31, 2018

Net assets by class:
Class A Shares	$622,638,690
Class B Shares	$350,573
Class C Shares	$45,355,099
Class F Shares	$100,647,174
Class F3 Shares	$2,802,464
Class I Shares	$737,737,321
Class P Shares	$20,493,937
Class R2 Shares	$5,562,883
Class R3 Shares	$118,532,395
Class R4 Shares	$3,988,021
Class R5 Shares	$2,572,214
Class R6 Shares	$223,237,992
Outstanding shares by class:
Class A Shares (875 million shares of common stock authorized, $.001 par value)	25,710,734
Class B Shares (40 million shares of common stock authorized, $.001 par value)	19,566
Class C Shares (35 million shares of common stock authorized, $.001 par value)	2,501,775
Class F Shares (40 million shares of common stock authorized, $.001 par value)	4,013,619
Class F3 Shares (50 million shares of common stock authorized, $.001 par value)	100,775
Class I Shares (200 million shares of common stock authorized, $.001 par value)	26,623,389
Class P Shares (30 million shares of common stock authorized, $.001 par value)	872,606
Class R2 Shares (30 million shares of common stock authorized, $.001 par value)	239,862
Class R3 Shares (50 million shares of common stock authorized, $.001 par value)	5,030,270
Class R4 Shares (30 million shares of common stock authorized, $.001 par value)	164,707
Class R5 Shares (30 million shares of common stock authorized, $.001 par value)	92,830
Class R6 Shares (50 million shares of common stock authorized, $.001 par value)	8,028,082
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$24.22
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$25.70
Class B Shares-Net asset value	$17.92
Class C Shares-Net asset value	$18.13
Class F Shares-Net asset value	$25.08
Class F3 Shares-Net asset value	$27.81
Class I Shares-Net asset value	$27.71
Class P Shares-Net asset value	$23.49
Class R2 Shares-Net asset value	$23.19
Class R3 Shares-Net asset value	$23.56
Class R4 Shares-Net asset value	$24.21
Class R5 Shares-Net asset value	$27.71
Class R6 Shares-Net asset value	$27.81

See Notes to Financial Statements.	9

Statement of Operations (unaudited)

For the Six Months Ended January 31, 2018

Investment income:
Dividends	$2,792,897
Interest and other	19,675
Total investment income	2,812,572
Expenses:
Management fee	4,888,353
12b-1 distribution plan-Class A	778,813
12b-1 distribution plan-Class B	3,109
12b-1 distribution plan-Class C	223,049
12b-1 distribution plan-Class F	54,666
12b-1 distribution plan-Class P	26,743
12b-1 distribution plan-Class R2	17,623
12b-1 distribution plan-Class R3	316,275
12b-1 distribution plan-Class R4	4,163
Shareholder servicing	1,114,828
Fund administration	380,986
Registration	88,180
Reports to shareholders	72,750
Professional	57,848
Directors’ fees	24,530
Custody	23,557
Other	44,419
Gross expenses	8,119,892
Expense reductions (See Note 8)	(7,898)
Net expenses	8,111,994
Net investment loss	(5,299,422)
Net realized and unrealized gain:
Net realized gain on investments	191,297,786
Net change in unrealized appreciation/depreciation on investments	119,310,550
Net realized and unrealized gain	310,608,336
Net Increase in Net Assets Resulting From Operations	$305,308,914

10	See Notes to Financial Statements.

Statements of Changes in Net Assets

DECREASE IN NET ASSETS	For the Six Months Ended January 31, 2018 (unaudited)	For the Year Ended July 31, 2017
Operations:
Net investment loss	$(5,299,422)	$(6,354,676)
Net realized gain on investments	191,297,786	333,270,812
Net change in unrealized appreciation/depreciation on investments	119,310,550	(68,608,584)
Net increase in net assets resulting from operations	305,308,914	258,307,552
Capital share transactions (Net of share conversions) (See Note 13):
Net proceeds from sales of shares	126,328,500	336,070,680
Cost of shares reacquired	(489,973,954)	(1,290,212,095)
Net decrease in net assets resulting from capital share transactions	(363,645,454)	(954,141,415)
Net decrease in net assets	(58,336,540)	(695,833,863)
NET ASSETS:
Beginning of period	$1,942,255,303	$2,638,089,166
End of period	$1,883,918,763	$1,942,255,303
Accumulated net investment loss	$(10,925,684)	$(5,626,262)

See Notes to Financial Statements.	11

Financial Highlights

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment loss(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net realized gain
Class A
1/31/2018(c)	$20.61	$(0.07)	$ 3.68	$ 3.61	$ –
7/31/2017	18.26	(0.07)	2.42	2.35	–
7/31/2016	24.45	(0.12)	(4.22)	(4.34)	(1.85)
7/31/2015	24.37	(0.16)	4.54	4.38	(4.30)
7/31/2014	26.80	(0.23)	3.16	2.93	(5.36)
7/31/2013	21.24	(0.17)	7.44	7.27	(1.71)
Class B
1/31/2018(c)	15.31	(0.11)	2.72	2.61	–
7/31/2017	13.66	(0.16)	1.81	1.65	–
7/31/2016	18.97	(0.21)	(3.25)	(3.46)	(1.85)
7/31/2015	19.94	(0.26)	3.59	3.33	(4.30)
7/31/2014	22.92	(0.34)	2.72	2.38	(5.36)
7/31/2013	18.52	(0.26)	6.37	6.11	(1.71)
Class C
1/31/2018(c)	15.49	(0.12)	2.76	2.64	–
7/31/2017	13.82	(0.16)	1.83	1.67	–
7/31/2016	19.17	(0.20)	(3.30)	(3.50)	(1.85)
7/31/2015	20.10	(0.26)	3.63	3.37	(4.30)
7/31/2014	23.06	(0.34)	2.74	2.40	(5.36)
7/31/2013	18.63	(0.27)	6.41	6.14	(1.71)
Class F
1/31/2018(c)	21.32	(0.06)	3.82	3.76	–
7/31/2017	18.86	(0.05)	2.51	2.46	–
7/31/2016	25.16	(0.10)	(4.35)	(4.45)	(1.85)
7/31/2015	24.92	(0.12)	4.66	4.54	(4.30)
7/31/2014	27.23	(0.17)	3.22	3.05	(5.36)
7/31/2013	21.50	(0.11)	7.55	7.44	(1.71)
Class F3
1/31/2018(c)	23.62	(0.05)	4.24	4.19	–
4/4/2017 to 7/31/2017(e)	22.09	(0.04)	1.57	1.53	–
Class I
1/31/2018(c)	23.55	(0.05)	4.21	4.16	–
7/31/2017	20.81	(0.03)	2.77	2.74	–
7/31/2016	27.51	(0.08)	(4.77)	(4.85)	(1.85)
7/31/2015	26.85	(0.10)	5.06	4.96	(4.30)
7/31/2014	28.95	(0.15)	3.41	3.26	(5.36)
7/31/2013	22.73	(0.10)	8.03	7.93	(1.71)
Class P
1/31/2018(c)	19.99	(0.07)	3.57	3.50	–
7/31/2017	17.71	(0.07)	2.35	2.28	–
7/31/2016	23.78	(0.12)	(4.10)	(4.22)	(1.85)
7/31/2015	23.81	(0.16)	4.43	4.27	(4.30)
7/31/2014	26.27	(0.20)	3.10	2.90	(5.36)
7/31/2013	20.85	(0.16)	7.29	7.13	(1.71)

12	See Notes to Financial Statements.

			Ratios to Average Net Assets:				Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses (%)		Net investment loss (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$24.22	17.52	(d)	0.49	(d)	(0.34	)(d)	$ 622,639	41	(d)
20.61	12.87		0.97		(0.39)		628,782	134
18.26	(18.13)		1.01		(0.65)		831,225	204
24.45	20.25		1.00		(0.66)		1,218,062	186
24.37	10.49		1.08		(0.87)		1,205,395	242
26.80	37.40		1.11		(0.75)		1,188,182	202

17.92	17.05	(d)	0.87	(d)	(0.70	)(d)	351	41	(d)
15.31	12.08		1.73		(1.13)		924	134
13.66	(18.78)		1.77		(1.43)		2,677	204
18.97	19.36		1.73		(1.39)		8,036	186
19.94	9.81		1.73		(1.53)		9,914	242
22.92	36.44		1.76		(1.39)		13,286	202

18.13	17.04	(d)	0.86	(d)	(0.72	)(d)	45,355	41	(d)
15.49	12.08		1.72		(1.14)		44,838	134
13.82	(18.79)		1.76		(1.41)		64,562	204
19.17	19.40		1.73		(1.39)		111,443	186
20.10	9.79		1.73		(1.53)		112,399	242
23.06	36.44		1.76		(1.39)		115,966	202

25.08	17.64	(d)	0.41	(d)	(0.26	)(d)	100,647	41	(d)
21.32	13.04		0.82		(0.25)		111,360	134
18.86	(18.05)		0.86		(0.52)		121,768	204
25.16	20.47		0.83		(0.47)		258,617	186
24.92	10.80		0.83		(0.63)		158,298	242
27.23	37.69		0.86		(0.50)		160,601	202

27.81	17.74	(d)	0.30	(d)	(0.19	)(d)	2,802	41	(d)
23.62	6.93	(d)	0.60	(f)	(0.50	)(f)	431	134

27.71	17.66	(d)	0.36	(d)	(0.21	)(d)	737,737	41	(d)
23.55	13.17		0.72		(0.14)		787,341	134
20.81	(17.96)		0.76		(0.41)		1,182,207	204
27.51	20.57		0.73		(0.39)		1,703,530	186
26.85	10.93		0.74		(0.53)		1,463,636	242
28.95	37.83		0.76		(0.41)		1,225,883	202

23.49	17.51	(d)	0.49	(d)	(0.34	)(d)	20,494	41	(d)
19.99	12.94		0.97		(0.40)		22,629	134
17.71	(18.18)		1.01		(0.66)		25,784	204
23.78	20.26		0.99		(0.68)		36,331	186
23.81	10.64		0.98		(0.78)		90,665	242
26.27	37.37		1.09		(0.74)		110,917	202

See Notes to Financial Statements.	13

Financial Highlights (concluded)

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment loss(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net realized gain
Class R2
1/31/2018(c)	$19.77	$(0.11)	$ 3.53	$ 3.42	$ –
7/31/2017	17.58	(0.14)	2.33	2.19	–
7/31/2016	23.70	(0.18)	(4.09)	(4.27)	(1.85)
7/31/2015	23.81	(0.23)	4.42	4.19	(4.30)
7/31/2014	26.35	(0.29)	3.11	2.82	(5.36)
7/31/2013	20.96	(0.22)	7.32	7.10	(1.71)
Class R3
1/31/2018(c)	20.08	(0.10)	3.58	3.48	–
7/31/2017	17.83	(0.12)	2.37	2.25	–
7/31/2016	23.99	(0.16)	(4.15)	(4.31)	(1.85)
7/31/2015	24.03	(0.21)	4.47	4.26	(4.30)
7/31/2014	26.53	(0.27)	3.13	2.86	(5.36)
7/31/2013	21.07	(0.20)	7.37	7.17	(1.71)
Class R4
1/31/2018(c)	20.60	(0.08)	3.69	3.61	–
7/31/2017	18.25	(0.07)	2.42	2.35	–
7/31/2016	24.45	(0.10)	(4.25)	(4.35)	(1.85)
6/30/2015 to 7/31/2015(g)	24.40	(0.02)	0.07	0.05	–
Class R5
1/31/2018(c)	23.55	(0.05)	4.21	4.16	–
7/31/2017	20.81	(0.03)	2.77	2.74	–
7/31/2016	27.50	(0.07)	(4.77)	(4.84)	(1.85)
6/30/2015 to 7/31/2015(g)	27.44	(0.01)	0.07	0.06	–
Class R6
1/31/2018(c)	23.62	(0.04)	4.23	4.19	–
7/31/2017	20.85	(0.01)	2.78	2.77	–
7/31/2016	27.51	(0.04)	(4.77)	(4.81)	(1.85)
6/30/2015 to 7/31/2015(g)	27.44	(0.01)	0.08	0.07	–

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A, B and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Commenced on April 4, 2017.
(f)	Annualized.
(g)	Commenced on June 30, 2015.

14	See Notes to Financial Statements.

			Ratios to Average Net Assets:				Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses (%)		Net investment loss (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$23.19	17.30	(d)	0.66	(d)	(0.51	)(d)	$ 5,563	41	(d)
19.77	12.52		1.32		(0.75)		6,275	134
17.58	(18.47)		1.36		(1.00)		10,212	204
23.70	19.88		1.33		(0.99)		13,747	186
23.81	10.22		1.33		(1.13)		14,855	242
26.35	37.00		1.36		(1.00)		14,740	202

23.56	17.33	(d)	0.61	(d)	(0.46	)(d)	118,532	41	(d)
20.08	12.62		1.22		(0.64)		131,974	134
17.83	(18.37)		1.26		(0.91)		197,382	204
23.99	19.95		1.23		(0.89)		302,163	186
24.03	10.40		1.23		(1.02)		293,384	242
26.53	37.09		1.26		(0.90)		285,000	202

24.21	17.52	(d)	0.49	(d)	(0.34	)(d)	3,988	41	(d)
20.60	12.88		0.95		(0.38)		3,053	134
18.25	(18.18)		0.97		(0.62)		626	204
24.45	0.20	(d)	0.92	(f)	(0.82	)(f)	22	186

27.71	17.66	(d)	0.36	(d)	(0.21	)(d)	2,572	41	(d)
23.55	13.17		0.71		(0.12)		2,520	134
20.81	(17.93)		0.70		(0.34)		1,006	204
27.50	0.22	(d)	0.71	(f)	(0.59	)(f)	10	186

27.81	17.74	(d)	0.30	(d)	(0.16	)(d)	223,238	41	(d)
23.62	13.29		0.60		(0.04)		202,128	134
20.85	(17.80)		0.60		(0.19)		200,641	204
27.51	0.26	(d)	0.59	(f)	(0.47	)(f)	10	186

See Notes to Financial Statements.	15

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Developing Growth Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on August 21, 1978. The Fund’s predecessor corporation was organized on July 11, 1973.

The Fund’s investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter. The Fund has twelve active classes of shares: Class A, B, C, F, F3, I, P, R2, R3, R4, R5 and R6, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, F3, P, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in the Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. The Fund is not available for purchase by new investors other than certain new investors described in the Fund’s prospectus. The Fund no longer issues Class B shares for purchase. The Fund’s Class P shares are closed to substantially all new investors, with certain exceptions as set forth in the Fund’s prospectus.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Notes to Financial Statements (unaudited)(continued)

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended July 31, 2014 through July 31, 2017. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2, R3 and R4 shares bear their class-specific share of all expenses and fees relating to the Fund’s 12b-1 Distribution Plan.

(f)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

Notes to Financial Statements (unaudited)(continued)

(g)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of January 31, 2018 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $100 million	.75%
Over $100 million	.50%

For the six months ended January 31, 2018, the effective management fee was at an annualized rate of .51% of the Fund’s average daily net assets.

Notes to Financial Statements (unaudited)(continued)

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2, R3 and R4 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A		Class B	Class C	Class F(1)	Class P	Class R2	Class R3	Class R4
Service	.25%	(2)	.25%	.25%	–	.25%	.25%	.25%	.25%
Distribution	–		.75%	.75%	.10%	.20%	.35%	.25%	–

*	The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.
(1)	The Class F Share Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Fund’s prospectus.
(2)	Annual Service fee on shares sold prior to June 1, 1990 is .15% of the average daily net assets attributable to Class A shares.

Class F3, Class I, Class R5 and Class R6 shares do not have a distribution plan.

Commissions

The Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the six months ended January 31, 2018:

Distributor	Dealers’
Commissions	Concessions
$4,052	$21,980

The Distributor received CDSCs of $2,934 and $232 for Class A and Class C shares, respectively, for the six months ended January 31, 2018.

Other Related Parties

As of January 31, 2018, the percentage of the Fund’s outstanding shares owned by Lord Abbett Alpha Strategy Fund was 11.32%.

Two Directors and certain of the Fund’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes are reported as a tax return of capital.

Notes to Financial Statements (unaudited)(continued)

As of July 31, 2017 the Fund had a capital losses of $187,258,259 that will carryforward indefinitely.

As of January 31, 2018, the aggregate unrealized gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$1,349,425,189
Gross unrealized gain	559,983,188
Gross unrealized loss	(14,300,654)
Net unrealized security gain	$545,682,534

The difference between book-basis and tax basis unrealized gains (losses) is attributable to the tax treatment of wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended January 31, 2018 were as follows:

Purchases	Sales
$781,207,097	$1,149,979,598

There were no purchases or sales of U.S. Government securities for the six months ended January 31, 2018.

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended January 31, 2018, the Fund engaged in cross-trades sales of $5,201,114, which resulted in net realized gains of $1,691,206.

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between the Fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Fund and the applicable counterparty:

Notes to Financial Statements (unaudited)(continued)

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$15,577,249	$–	$15,577,249
Total	$15,577,249	$–	$15,577,249

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$15,577,249	$–	$–	$(15,577,249)	$–
Total	$15,577,249	$–	$–	$(15,577,249)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of January 31, 2018.

7.	DIRECTORS’ REMUNERATION

The Fund’s officers and two Directors, who are associated with Lord Abbett, do not receive any compensation from the Fund for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	EXPENSE REDUCTIONS

The Fund has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

9.	LINE OF CREDIT

Effective August 28, 2017, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into an amended syndicated line of credit facility with various lenders for $600 million (the “Facility”), whereas State Street Bank and Trust Company (“SSB”) participates as a lender and as agent for the lenders. The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million, based on past borrowings and likelihood of future borrowings.

Prior to August 28, 2017, the Fund and certain other funds managed by Lord Abbett participated in a $550 million syndicated line of credit facility, based on the same terms as described above.

During the six months ended January 31, 2018, the Fund did not utilize the Facility.

Notes to Financial Statements (unaudited)(continued)

10.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the six months ended January 31, 2018, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

12.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the equity securities market in general, and to the changing prospects of individual companies in which the Fund invests.

The Fund has particular risks associated with growth stocks. Different types of stocks shift in and out of favor over time depending on market and economic conditions. The market may fail to recognize the intrinsic value of particular value stocks for a long time. Growth stocks tend to be more volatile than other stocks. Growth stocks are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. In addition, if the Fund’s assessment of a company’s potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a favorable market. The Fund invests primarily in small-cap growth company stocks, which tend to be more volatile and can be less liquid than other types of stocks, especially over the short term. Small-cap companies may also have more limited product lines, markets or financial resources, and typically experience a higher risk of failure than large-cap companies. Because the Fund may invest a portion of its assets in foreign securities and American Depositary Receipts, it may experience increased market, industry and sector, liquidity, currency, political, information and other risks. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

These factors can affect the Fund’s performance.

Notes to Financial Statements (unaudited)(continued)

13.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

		Six Months Ended January 31, 2018 (unaudited)		Year Ended July 31, 2017

Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,104,672	$24,297,097	4,151,810	$78,684,779
Converted from Class B *	29,655	645,121	63,531	1,220,981
Shares reacquired	(5,934,737)	(131,499,288)	(19,232,482)	(363,572,168)
Decrease	(4,800,410)	$(106,557,070)	(15,017,141)	$(283,666,408)

Class B Shares
Shares sold	461	$7,416	21,443	$300,611
Shares reacquired	(1,274)	(18,253)	(71,749)	(1,010,339)
Converted to Class A *	(39,992)	(645,121)	(85,225)	(1,220,981)
Decrease	(40,805)	$(655,958)	(135,531)	$(1,930,709)

Class C Shares
Shares sold	21,570	$354,201	251,232	$3,553,577
Shares reacquired	(415,169)	(6,817,423)	(2,026,837)	(29,013,101)
Decrease	(393,599)	$(6,463,222)	(1,775,605)	$(25,459,524)

Class F Shares
Shares sold	228,858	$5,133,475	1,537,424	$31,155,582
Shares reacquired	(1,437,608)	(33,581,561)	(2,770,864)	(53,718,821)
Decrease	(1,208,750)	$(28,448,086)	(1,233,440)	$(22,563,239)

Class F3 Shares(a)
Shares sold	89,720	$2,200,409	18,255	$430,984
Reinvestment of distributions	–	–	–	(5)
Shares reacquired	(7,200)	(186,922)	–	–
Increase	82,520	$2,013,487	18,255	$430,979

Class I Shares
Shares sold	1,422,151	$36,311,426	3,433,521	$74,137,520
Shares reacquired	(8,229,502)	(205,575,106)	(26,808,444)	(580,678,008)
Decrease	(6,807,351)	$(169,263,680)	(23,374,923)	$(506,540,488)

Class P Shares
Shares sold	33,826	$729,713	106,099	$1,978,087
Shares reacquired	(293,415)	(6,253,559)	(430,135)	(7,903,544)
Decrease	(259,589)	$(5,523,846)	(324,036)	$(5,925,457)

Class R2 Shares
Shares sold	17,436	$366,369	67,623	$1,228,435
Shares reacquired	(94,961)	(2,001,295)	(331,257)	(5,966,404)
Decrease	(77,525)	$(1,634,926)	(263,634)	$(4,737,969)

Notes to Financial Statements (unaudited)(concluded)

		Six Months Ended January 31, 2018 (unaudited)		Year Ended July 31, 2017

Class R3 Shares	Shares	Amount	Shares	Amount
Shares sold	402,710	$8,634,934	1,249,546	$22,974,238
Shares reacquired	(1,945,429)	(42,087,793)	(5,745,698)	(106,382,273)
Decrease	(1,542,719)	$(33,452,859)	(4,496,152)	$(83,408,035)

Class R4 Shares
Shares sold	40,145	$902,780	148,504	$2,724,591
Shares reacquired	(23,617)	(519,996)	(34,591)	(656,753)
Increase	16,528	$382,784	113,913	$2,067,838

Class R5 Shares
Shares sold	13,564	$344,486	129,381	$2,744,969
Shares reacquired	(27,752)	(697,128)	(70,726)	(1,528,259)
Increase (decrease)	(14,188)	$(352,642)	58,655	$1,216,710

Class R6 Shares
Shares sold	1,816,285	$47,046,194	5,390,696	$116,157,307
Shares reacquired	(2,345,728)	(60,735,630)	(6,457,956)	(139,782,420)
Decrease	(529,443)	$(13,689,436)	(1,067,260)	$(23,625,113)

*	Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.
(a)	Commenced on April 4, 2017.

Approval of Advisory Contract

The Board, including all of the Directors who are not “interested persons” of the Fund or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), annually considers whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett (the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about the Fund’s investment performance compared to the performance of its benchmark. Before making its decision as to the Fund, the Board had the opportunity to ask questions and request further information, taking into account its familiarity with Lord Abbett gained through its meetings and discussions. These meetings and discussions included reviews of Fund performance conducted by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management. The Independent Directors also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board included, but were not limited to: (1) information provided by Morningstar, Inc. (“Morningstar”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Morningstar, based, in part, on the Fund’s Morningstar category (the “performance peer group”), and the investment performance of the Fund’s benchmark; (2) information provided by Morningstar regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability of the Agreement to Lord Abbett; (8) information provided by Lord Abbett regarding the investment management fee schedules for Lord Abbett’s other advisory clients maintaining accounts with a similar investment strategy as the Fund; and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. After reviewing these and related factors, the Board concluded that the Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed the Fund’s investment performance in relation to that of the performance peer group and the Fund’s benchmark as of various periods ended August 31, 2017. The Board observed that the Fund’s investment performance was below the median of the performance peer group for the one-, three-, five-, and ten-year periods. The Board considered that

Approval of Advisory Contract (continued)

Lord Abbett was implementing a plan intended to improve the performance of its equity Funds. The Board further considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when necessary. After reviewing these and related factors, the Board concluded that the Fund’s Agreement should be continued.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of the Fund and the expense levels of the expense peer group. It also considered how the expense level of the Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. The Board observed that the net total expense ratio of the Fund was below the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the expense level of the Fund was reasonable and supported the continuation of the Agreement.

Profitability. The Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether the Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board also considered the profits realized from other business segments of Lord Abbett, which may benefit from or be related to the Fund’s business. The Board considered Lord Abbett’s profit margins excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins, without those exclusions, in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to the Fund was not excessive.

Economies of Scale. The Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing management fee schedule, with its breakpoint in the level of the management fee, adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. The Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible

Approval of Advisory Contract (concluded)

benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Fund. The Board also took into consideration the investment research that Lord Abbett receives as a result of Fund brokerage transactions.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the Agreement. In considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Directors may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

Householding

The Fund has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Developing Growth Fund, Inc.	LADG-3 (03/18)

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

lORD aBBETT DEVELOPING GROWTH FUND, INC.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: March 28, 2018

By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: March 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: March 28, 2018

By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: March 28, 2018